Financial Income and Expenses (Details) - Schedule of Net Balances - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Net Balances [Abstract]
Monetary variations	R$ 35	R$ 1,675	R$ (732)
Foreign exchange difference	(1,737)	3,356	2,621
Net on remeasurement of leases	(1,695)	(20,864)	(22,247)
Net on remeasurement of receivables from sale of farms	74,773	(53,459)	36,409
Realized profit (loss) from derivative financial instruments	57,959	47,924	(79,949)
Unrealized (loss) profit from Derivative financial instruments	R$ (82,600)	R$ 34,490	R$ 14,241